UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ------------------------
Check here if Amendment [   ]; Amendment Number:
                                                 -------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Investors L.P.
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Address:   One Fawcett Place
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           Greenwich, CT 06830
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Form 13F File Number: 028-14246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/ John Malik            Greenwich, Connecticut    February 13, 2013
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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
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Form 13F Information Table Entry Total:              8
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Form 13F Information Table Value Total:          $217,522
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. 028-14247 Vinit Bodas

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                                                     FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    x($1000)    PRN AMT   PRN CALL DISCRETN  MANAGERS     SOLE    SHARED   NONE
----------------------------  ----------  ---------  --------  --------    --- ---- --------  --------     ---------------------


COCA COLA ENTERPRISES INC NE     COM       19122T109   28,196     888,600   SH      DEFINED      1         888,600     0     0
ENGILITY HLDGS INC               COM       29285W104   29,759   1,545,100   SH      DEFINED      1       1,545,100     0     0
HIGHER ONE HLDGS INC             COM       42983D104   26,404   2,505,165   SH      DEFINED      1       2,505,165     0     0
NEWS CORP                        CL A      65248E104   28,426   1,113,000   SH      DEFINED      1       1,113,000     0     0
SALLY BEAUTY HLDGS INC           COM       79546E104   21,201     899,500   SH      DEFINED      1         899,500     0     0
STATE STR CORP                   COM       857477103   39,164     833,100   SH      DEFINED      1         833,100     0     0
TYCO INTERNATIONAL LTD           SHS       H89128104   22,575     771,800   SH      DEFINED      1         771,800     0     0
VISA INC                         COM CL A  92826C839   21,797     143,800   SH      DEFINED      1         143,800     0     0


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